Pre-funded Warrants (Details Narrative) - USD ($)		6 Months Ended
	Jun. 17, 2026	Jun. 30, 2026	Jun. 30, 2025
PrefundedWarrantsLineItems [Line Items]
Proceeds from warrants		$ 370
Number of warrants shares exercised price per share	$ 0.0001
Beneficial ownership percentage	9.99%
Pre Funded Warrants [Member]
PrefundedWarrantsLineItems [Line Items]
Pre-funded warrants issued	6,374,823
Proceeds from warrants	$ 900,000,000
Number of warrants shares exercised price per share	$ 68.2799
Common Class A [Member] | Private Placement [Member]
PrefundedWarrantsLineItems [Line Items]
Shares, issued	6,719,896